UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PATRICIA P BALENTINE
Address: FIRST BULLOCH BANK & TRUST OF GA
         223 WEST NASH STREET
         WILSON, NC 27894

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PATRICIA P BALENTINE
Title:    SENIOR VICE PRESIDENT
Phone:    252-246-4338
Signature, Place, and Date of Signing:

    PATRICIA P BALENTINE  WILSON, NC    JANUARY 08, 2001


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:        2

Form 13F Information Table Entry Total:         $1,524



List of Other Included Managers:

NONE


                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --- ---  --- ---- ------- ------------- ------- --------- ------
BB&T CORPORATION               COM              054937107      928    25000 SH       DEFINED                          25000
NASH FINCH CO                  COM              631158102      596    50000 SH       SOLE                    50000